Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

The Company has evaluated all subsequent events through the date of filing of this Quarterly Report on Form 10-Q with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of June 30, 2018, and events which occurred subsequent to June 30, 2018, but which were not recognized in the financial statements. The Company has determined that there were no subsequent events which required recognition, adjustment to or disclosure in the financial statements.

NOTE 14 – SUBSEQUENT EVENTS

Amendment of Option and License Agreement between Promet Therapeutics, LLC and CoNCERT Pharmaceuticals, Inc.

Promet Therapeutics, LLC (“Promet”) and CoNCERT Pharmaceuticals Inc. (“CoNCERT”) entered into an exclusive option and license agreement for the CTP-499 compound (the “Agreement”) in October 2017 (see Note 10). On March 19, 2018, Promet and CoNCERT amended the Agreement and Promet exercised the exclusive option for the CTP-499 compound and assigned the Agreement to Processa. The option was exercised in March 2018 in exchange for CoNCERT receiving (i) $8 million of common stock of Processa that was owned by Promet or approximately 2,090,300 shares representing 6.58% of Promet’s common stock holding or 5.93% of total Processa common stock issued and outstanding, and (ii) 15% of any sublicense revenue earned by Processa for a period equivalent to the royalty term (as defined in the Agreement) until (a) Processa raises $8 million of gross proceed; after the $8M is raised CoNCERT receives 0% sublicense revenue and (b) CoNCERT can sell its shares of Processa common stock without restrictions pursuant to the terms of the amended Agreement. All other terms of the Agreement remain unchanged.

Cybersecurity Fraud

In January 2018, we incurred a loss of $144,200 due to fraud from a cybersecurity breach. As a result, we have implemented certain review and approval procedures internally and with our banks; our technology consultants have implemented system changes; and, we reported the fraud to our banks and to a national law enforcement agency. We do not have insurance coverage against the type of fraud that occurred, therefore, recovery of the loss is remote. While we are taking steps to prevent such an event from reoccurring, we cannot provide assurance that similar issues will not reoccur. Failure of our control systems to prevent or detect and correct errors or fraud could have a material and adverse effect on our financial condition.